UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

 1/31

Date of reporting period:              7/31/11

Item 1.  Reports to Stockholders.

7Twelve Balanced Fund

CLASS A SHARES

Semi-Annual Report

July 31, 2011

1-877-525-0712

www.7TwelveBalancedFund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear SEVNX Shareholder,

Thank you for your investment and commitment to our diversified fund called the 7Twelve Balanced Fund (SEVNX).

As Carole King sang “Sometimes you win, sometimes you lose…” We launched the SEVNX on 3/31/11. Our first trading day the Dow Jones Industrial Average (Dow) closed at 12,400.03. By 7/29/11, the relevant time of this report, the Dow closed at 12,143.24. Then the market went lower…Not exactly a tailwind. Such are the “sweet seasons” about which Carole King sang.

SEVNX is a fund of funds—ten exchange traded funds, one institutional index mutual fund, and one money market fund. The cornerstone of our investment philosophy is that we roughly equally-weight each of the twelve asset categories, specifically because we cannot know which will outperform. We do not time the market, nor do we have an opinion about any one of the individual twelve categories besides how they fit in a portfolio together. However, we do track and follow each category closely, mostly to watch the correlation of assets.  Our primary object as fund managers seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

Here are the returns at Net Asset Value (without sales charge) for the 7Twelve Balanced Fund, Symbol: SEVNX.

Return at NAV since inception (03/31/11) (2)

SEVNX

-0.10%

Dow Jones Industrial Average

-1.43%

S&P 500

-2.53%

Dow Jones US Moderate Index

-0.14%

We feel that diversification is for every season. Like taking a daily vitamin or exercising, we believe that over the long run, diversification could produce returns larger and/or less volatile than an all stock portfolio or a balanced portfolio of stocks and bonds in fixed proportions.

--

Because of the recent volatile markets we conducted an interesting study that I would like to share. For the history of the Dow Jones Industrial Average (Dow), investors have suffered 14 of the 20 largest point drops since 2008. The large numbers are partially because the Dow reached its all time high of 14,164.53 on October 9, 2007, and partially because market volatility is so high.

The stock market is now more than 20% below its high, and investors have responded recently with outflows from mutual funds – the “…steepest drop since the financial crisis.” (Source: Wall Street Journal, Aug 11, 2011). Though the average loss from the 14 largest point drops of the Dow was 5.68%, the average loss from an equally weighted diversified model of 7 core assets (similar to those in SEVNX) of US and non-US stocks and bonds, cash, real estate and commodities was only 3.53%.

The diversification model experienced roughly 40% of the market drop compared to the Dow. Over the following two years from each down day measured, the diversification model earned on average 88% of the Dow back. (3) The results show a diversified model lost less on each down day measured and delivered nearly the same net returns after the recovery. We conclude that a diversified model can lower risk on the worst days, while not significantly lowering returns after the recovery. This is why we believe in diversification.

Please call me at 615 341 0712 or e-mail me at amartin@7Twelveadvisors.com if you have any questions about your account or our investment strategy.

— Andy Martin, president, 7Twelve Advisors, LLC

(1) Yahoo! Finance Historical Prices. Past performance no guarantee of future returns.

(2) Through 7/31/11. Total Return Calculator at http://buyupside.com/stockreturncalculator/stockreturncalcinput.php

http://www.djaverages.com/?go=industrial-index-data&report=cumulative and GFS Confluence. Past performance no guarantee of future returns. Please see a prospectus before making any investment and for a discussion of all expenses. Had SEVNX been purchased with sales charge the returns would have been lower.  The Performance data quoted is historical. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 615-341-0712.

(3) Source: MartinMetrics, Wall Street Journal, Market Data Center, Yahoo Finance, Adjusted closes, end date, two years after, and Morningstar, Inc. 7 assets portfolio was an equally-weighted all index portfolio. 7 referenced indexes below. You cannot invest in an index. The illustration is for comparison only. Diversification is not a guarantee of better performance or lower risk.

BarCap Aggregate Bond Treasury TR (USD)

BarCap Global Treasury Ex US TR USD

BarCap Short Treasury 1-3 Mon TR USD

Continuous Commodity USD (USD)

MSCI EAFE USD (USD)

S&P 500 TR (USD)

Wilshire US REIT TR USD (USD)

-Dow Jones industrial Average- a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

-S&P 500- an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

-Dow Jones US Moderate Index- This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 60% of the risk of the U.S. equities market.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual investing involves risk including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Fund is contained in the Fund’s prospectus.  To obtain an additional copy of the prospectus call 1-877-525-0712.  Please read the prospectus carefully before investing.

NLD Review Code:

2012-NLD-9/28/2011

7Twelve Balanced Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Fund's performance figures* for the period ended July 31, 2011, as compared to its benchmark:

		Inception** - July 31, 2011
7Twelve Balanced Fund Class A		-0.10%
Dow Jones U.S. Moderate Portfolio Index		-0.14%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 3.50%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

** Inception date is March 31, 2011.

Holdings by Asset Class	% of Net Assets
Equity Funds	65.9%
Bond Funds	25.6%
Money Market Funds	8.5%
	100.0%

7Twelve Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)
Shares		Value

	BOND FUNDS - 25.6%
789	iShares Barclays TIPS Bond Fund	$ 90,080
1,552	SPDR Barclays Capital Aggregate Bond ETF	88,852
1,398	SPDR Barclays Capital International Treasury Bond ETF	87,599
	TOTAL BOND FUNDS (Cost - $260,829)	266,531

	EQUITY FUNDS - 65.9%
	COMMODITY FUND - 8.1%
2,800	PowerShares DB Commodity Index Tracking Fund *	84,784

	EMERGING MARKETS - 8.5%
1,826	Vanguard MSCI Emerging Markets ETF	88,305

	INTERNATIONAL EQUITY - 8.2%
2,337	Fidelity Spartan International Index Fund	84,844

	LARGE CAP GROWTH - 8.2%
1,452	Vanguard S&P 500 ETF	85,813

	MID CAP GROWTH - 8.3%
506	SPDR S&P MidCap 400 ETF	86,582

	SMALL CAP VALUE - 8.3%
1,274	Vanguard Small-Cap Value ETF	86,313

	SPECIALTY - 16.3%
1,884	iShares S&P North American Natural Resources Sector Index Fund	83,160
1,414	Vanguard REIT ETF	86,310
		169,470

	TOTAL EQUITY FUNDS (Cost - $690,134)	686,111

Shares		Value

	SHORT-TERM INVESTMENTS - 8.5%
88,449	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%+	$ 88,449
	TOTAL SHORT-TERM INVESTMENTS (Cost - $88,449)

	TOTAL INVESTMENTS - 100.0% (Cost - $1,039,412)(a)	$ 1,041,091
	LIABILITIES LESS OTHER ASSETS - 0.0%	(251)
	NET ASSETS - 100.0%	$ 1,040,840
* Non-income producing security.
+ Reflects yield at July 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 10,142
	Unrealized depreciation	(8,463)
	Net unrealized appreciation	$ 1,679

7Twelve Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 1,039,412
At value	$ 1,041,091
Receivable due from Advisor	29,477
Interest receivable	10
TOTAL ASSETS	1,070,578

LIABILITIES
Fees payable to other affiliates	14,517
Distribution (12b-1) fees payable	344
Accrued expenses and other liabilities	14,877
TOTAL LIABILITIES	29,738
NET ASSETS	$ 1,040,840

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,038,623
Undistributed net investment income	597
Accumulated net realized loss from security transactions	(59)
Net unrealized appreciation of investments	1,679
NET ASSETS	$ 1,040,840

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,040,840
Shares of beneficial interest outstanding	104,170
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 9.99
Maximum offering price per share
(maximum sales charge of 3.50%)	$ 10.35

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

7Twelve Balanced Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2011(a) (Unaudited)

INVESTMENT INCOME
Dividends	$ 2,727
Interest	42
TOTAL INVESTMENT INCOME	2,769

EXPENSES
Administrative services fees	12,963
Professional fees	11,666
Accounting services fees	10,695
Transfer agent fees	7,778
Registration fees	5,833
Compliance officer fees	5,250
Printing expenses	2,917
Investment advisory fees	1,746
Custodian fees	1,621
Trustees fees and expenses	1,555
Insurance expense	1,166
Distribution (12b-1) fees Class A	437
Other expenses	778
TOTAL EXPENSES	64,405

Less: Fees waived/reimbursed by the Advisor	(62,233)
NET EXPENSES	2,172

NET INVESTMENT INCOME	597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(59)
Net change in unrealized appreciation (depreciation) of investments	1,679

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,620

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,217

(a) The 7Twelve Balanced Fund commenced operations on March 31, 2011.

See accompanying notes to financial statements.

7Twelve Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS
For the
Period Ended
July 31, 2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 597
Net realized loss from security transactions	(59)
Net change in unrealized appreciation (depreciation) of investments	1,679
Net increase in net assets resulting from operations	2,217

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,038,661
Redemption fee proceeds	1
Payments for shares redeemed	(39)
Net increase in net assets from shares of beneficial interest	1,038,623

TOTAL INCREASE IN NET ASSETS	1,040,840

NET ASSETS
Beginning of Period	-
End of Period *	$ 1,040,840
*Includes undistributed net investment income of:	$ 597

SHARE ACTIVITY
Class A:
Shares Sold	104,174
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	104,170

(a) The 7Twelve Balanced Fund commenced operations on March 31, 2011.

See accompanying notes to financial statements.

7Twelve Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Period Ended
	July 31, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01
Net realized and unrealized
loss on investments	(0.02)
Total from investment operations	(0.01)

Paid-in-Capital from redemption fees	0.00	(#)

Net asset value, end of period	$ 9.99

Total return (3)	(0.10)%

Net assets, at end of period (000s)	$ 1,041

Ratio of gross expenses to average
net assets (4,5,6)	37.08%
Ratio of net expenses to average
net assets (5,6)	1.25%
Ratio of net investment income
to average net assets (5,6)	0.34%

Portfolio Turnover Rate (7)	0%	(+)

(1)	The 7Twelve Balanced Fund commenced operations on March 31, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not annualized.
(+) Amount represents less than 1%.
(#) Amount represents less than $0.01.
See accompanying notes to financial statements.

7Twelve Balanced Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

1.

Organization

The 7Twelve Balanced Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (“the Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered as a diversified open-end management investment company.  The Fund seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

The Fund currently offers Class A shares. Class A shares are offered at Net Asset Value plus a maximum sales charge of 3.50%.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

7Twelve Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 266,531	-	-	$ 266,531
Equity Funds	686,111	-	-	686,111
Short-Term Investments	88,449	-	-	88,449
Total	$ 1,041,091	-	-	$ 1,041,091

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of

Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1& Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

7Twelve Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

3.

Advisory Fee and Other Related Party Transactions

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  7Twelve Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended July 31, 2011, the Adviser earned advisory fees of $1,746.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2012, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.25% of the daily average net asset value of Class A shares. During the period ended July 31, 2011, the Adviser waived/reimbursed expenses in the amount of $62,233.

If the Adviser waives any fees or reimburses any expenses and operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

During the period ended July 31, 2011, the Adviser had the following fee waivers and expense reimbursements subject to recapture:

Fund	July 31, 2014
7Twelve Balanced Fund	$ 62,233

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000  along with a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.   For the period ended July 31, 2011, the Fund incurred expenses of $5,250 for compliance services pursuant to the Trust’s Agreement with NLCS.

7Twelve Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

GemCom, LLC (“GemCom”) -  an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2011, GemCom received $1,727 for providing such services.  The Printing expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the period ended July 31, 2011, the Class A shares incurred distribution fees of $437.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS.  For the period ended July 31, 2011, the Distributor received $1,263 in underwriting commissions for sales of 7Twelve Balanced Fund Class A Shares, of which $171 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2011 amounted to $952,047 and $1,025, respectively.

5.

Redemption Fees

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days.  For the period ended July 31, 2011, the Fund assessed $1 in redemption fees.

6.

New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the July 31, 2012 annual report.

7.

Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

7Twelve Balanced Fund

EXPENSE EXAMPLES

July 31, 2011(Unaudited)

As a shareholder of the 7Twelve Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2011 through July 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 3/31/11	Ending Account Value 7/31/11	Expenses Paid During Period 3/31/11– 7/31/11	Expense Ratio During Period*** 3/31/11– 7/31/11
Class A	$1,000.00	$999.00	$4.07*	1.25%

Hypothetical (5% return before expenses)	Beginning Account Value 1/31/11	Ending Account Value 7/31/11	Expenses Paid During Period 1/31/11 – 7/31/11	Expense Ratio During Period*** 1/31/11 – 7/31/11
Class A	$1,000.00	$1,018.60	$6.26**	1.25%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (119) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***Annualized.

7Twelve Balanced Fund

SUPPLEMENTAL INFORMATION

July 31, 2011 (Unaudited)

Approval of Advisory Agreement – 7Twelve Balanced Fund

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between 7Twelve Advisors, LLC (“7Twelve” or the “Adviser”) and the Trust, on behalf of 7Twelve Balanced Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of 7Twelve’s operations, the quality of 7Twelve’s compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the capitalization of 7Twelve based on financial statements provided by 7Twelve in the Board materials and concluded that 7Twelve was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that 7Twelve has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because 7Twelve has not yet began advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the modeled past performance of 7Twelve's investment strategy. The Board concluded that the Adviser’s modeled past performance suggests 7Twelve is qualified to manage the Fund.

 Fees and Expenses.  The Board noted that 7Twelve would charge a 1.00% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by 7Twelve in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by 7Twelve from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that 7Twelve’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISOR

7Twelve Advisors, LLC
1720 West End Avenue, Suite 540
Nashville, TN 37203  USA

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/30/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/30/11